Segment Reporting - Schedule of Breakdown of Group's Non-current Assets by Geographical Location (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total non-current assets	€ 81,834	€ 83,450
Netherlands
Disclosure of operating segments [line items]
Total non-current assets	81,640	83,172
USA
Disclosure of operating segments [line items]
Total non-current assets	€ 194	€ 278